Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - Cash Equivalent [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Cash in hand	$ 12,141	$ 3,195
Balances in current accounts	12,325,931	15,877,796
Total	12,338,072	15,880,991
Restricted bank balance	8,500,000	8,500,000
Total	8,500,000	8,500,000
Cash and Cash Equivalents	1,015,899	1,452,316
Restricted bank balance	2,822,173	5,928,675
Total	$ 3,838,072	$ 7,380,991